SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) ¥ in Thousands	12 Months Ended						36 Months Ended
	Dec. 31, 2021 CNY (¥) Office customer segment $ / ¥	Dec. 31, 2021 USD ($) Office customer segment	Dec. 31, 2020 CNY (¥) customer	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jun. 30, 2008	Dec. 31, 2021 USD ($) $ / ¥	Jan. 01, 2020 CNY (¥)
Significant accounting policies
Retained Earnings (Accumulated Deficit)	¥ (9,842,846)		¥ (9,227,664)					$ (1,544,557,000)
Convenience translation rate (USD to RMB) | $ / ¥	6.3726							6.3726
Appropriation to statutory reserves	¥ 91,100		139,100		¥ 79,100
Appropriation to other reserve fund | $		$ 0		$ 0		$ 0
Advertising expenses	2,038,400		1,974,400		1,287,500
Increase or (decrease) in employee welfare benefit expenses, net impact of additions and reversals of the provisions	805,000		(257,800)		(174,200)
Employee welfare benefit expenses, including the provision's net impact	¥ 3,440,000		1,290,000		2,040,000
Number of chief operational officers included in management committee | Office	2	2
Number of operating segments | segment	3	3
Government grants	¥ 1,059,907		876,255		¥ 344,811
Accounts receivable, net	¥ 9,324,952		¥ 13,183,559					$ 1,463,288,000
RMB appreciated against US$ (as a percent)	2.30%	2.30%
Minimum
Significant accounting policies
RMB appreciated against US$ (as a percent)							20.00%
Adjustment for change in accounting standard | ASU No. 2016-13
Significant accounting policies
Retained Earnings (Accumulated Deficit)									¥ 91,000
Accounts receivable | Credit concentration risk
Significant accounting policies
Number of customer | customer	1	1	1	1
Accounts receivable, net	¥ 1,266,000		¥ 3,261,000
Cash and cash equivalents, restricted cash and short term investments denominated in RMB | Currency convertibility risk
Significant accounting policies
Cash and cash equivalents, restricted cash and short-term investments	¥ 37,300,000		¥ 23,900,000